Financial Risk Management - Summary of Reconciliation of Components of Equity and Analysis of Movements in Reserves for all Hedges (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	$ 40	$ 58
Add: Change in fair value of hedging instrument recognised in OCI	(221)	(229)
Less: Reclassified from reserves to interest expense - recognised through OCI	208	211
At the end of the financial year	27	40
Cash flow hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	163	85
Add: Change in fair value of hedging instrument recognised in OCI	(315)	(327)
Less: Reclassified from reserves to interest expense - recognised through OCI	223	229
At the end of the financial year	71	163
Cash flow hedging reserve, gross [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year		176
Cash flow hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(49)	(27)
Add: Change in fair value of hedging instrument recognised in OCI	94	98
Less: Reclassified from reserves to interest expense - recognised through OCI	(66)	(68)
At the end of the financial year	(21)	(49)
Cash flow hedging reserve, tax [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year		(52)
Cash flow hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	114	58
Add: Change in fair value of hedging instrument recognised in OCI	(221)	(229)
Less: Reclassified from reserves to interest expense - recognised through OCI	157	161
At the end of the financial year	50	114
Cash flow hedging reserve, net [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year		124
Cost of hedging reserve, gross [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(106)
Less: Reclassified from reserves to interest expense - recognised through OCI	74	70
At the end of the financial year	(32)	(106)
Cost of hedging reserve, gross [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year		(176)
Cost of hedging reserve, tax [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	32
Less: Reclassified from reserves to interest expense - recognised through OCI	(23)	(20)
At the end of the financial year	9	32
Cost of hedging reserve, tax [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year		52
Cost of hedging reserve, net [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year	(74)
Less: Reclassified from reserves to interest expense - recognised through OCI	51	50
At the end of the financial year	$ (23)	(74)
Cost of hedging reserve, net [member] | Impact of adopting IFRS 9 [member]
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
At the beginning of the financial year		$ (124)